Fair value and fair value hierarchy of financial instruments - Summary of the Changes in Level 3 Items (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2021 CNY (¥)
Disclosure of fair value measurement of assets [line items]
Opening balance	¥ 284,650
Closing balance	288,790
Level 3 of fair value hierarchy [member] | At fair value [member] | Equity investments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	538
Disposals	(75)
Recognised in other comprehensive income – net	(243)
Closing balance	¥ 220